Master Trust for the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets	The following table summarizes the net assets of the Plan and Master Trust as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
	Plan's Portion of Master Trust Assets	Master Trust Assets	Plan's Portion of Master Trust Assets	Master Trust Assets
Common/collective trust funds	$2,364,197,699	$2,472,523,301	$2,081,434,266	$2,176,721,606
Mutual funds	132,666,643	141,112,300	115,644,293	123,107,773
Common stock funds	29,345,785	33,296,633	27,510,085	30,890,263
Self-directed brokerage account	66,887,110	88,070,839	56,529,976	74,619,528
Separate account funds	63,664,387	70,488,765	65,730,365	73,640,838
Cash and cash equivalents	20,925	22,364	24,578	34,172
Investments at fair value	2,656,782,549	2,805,514,202	2,346,873,563	2,479,014,180
Fully benefit-responsive investment contract at contract value	383,022,688	415,306,417	378,870,984	414,342,942
Master Trust net assets	$3,039,805,237	$3,220,820,619	$2,725,744,547	$2,893,357,122
The net investment income (loss) of the Master Trust for the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024
Investment income:
Net appreciation in fair value of investments	$409,688,079	$365,289,294
Interest and dividends	21,567,273	23,124,573
Net investment income	$431,255,352	$388,413,867